As filed with the Securities and Exchange Commission
on November 20, 2002
Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         __
Pre-Effective Amendment No. ___                                                                                             __
Post-Effective Amendment No. 50                                                                                              X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __
Amendment No. 51                                                                                                                     X

________________________

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):
__ Immediately upon filing pursuant to Rule 485(b), or
X 60 days after filing pursuant to Rule 485(a)(1), or
__ on _________ pursuant to Rule 485(a)(1)
__ 75 days after filing pursuant to Rule 485(a)(2), or
__ on ___________pursuant to Rule 485(a)(2)
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 50 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to make certain material changes to the permitted investments of the Intermediate Government Income Fund and Limited Term Government Income Fund, certain non-material changes to the permitted investments of the Income Fund, Income Plus Fund and Stable Income Fund (collectively, the "Funds"), and certain other non-material changes to the Registration Statement. Except as otherwise provided in this filing, Parts A and B for the Funds are incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002 (accession # 0001021408-02-012137) and Part C for the Funds is incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002 (accession # 0000898430-02-003894). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other Funds.

WELLS FARGO FUNDS TRUST

Income Fund
Limited Term Government Income Fund
Stable Income Fund
Class A and Class B

Income Plus Fund
Intermediate Government Income Fund
Class A, Class B, Class C

Income Fund
Intermediate Government Income Fund
Limited Term Government Income Fund
Stable Income Fund
Institutional Class

Supplement dated [January 19], 2003 to the Prospectus
for the Class A, Class B and Class C shares dated October 1, 2002 and to the Prospectus for the Institutional Class shares dated October 1, 2002

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the above referenced funds (the "Funds"). At its November 5, 2002 regular meeting, the Board approved changes to certain of the Funds' non-fundamental investment policies. These changes will be effective 60 days from the date of this supplement, or such later time as Fund management deems appropriate.

The resulting changes to the Prospectuses for the Funds are described below:

1.  The "Income Funds Overview - Principal Strategies" sub-sections for the Intermediate Government Income Fund and the Limited Term Government Income Fund are supplemented with the following:

We also may invest in mortgage-backed and other asset-backed securities, including collateralized mortgage obligations.

2.  The phrase "substantially all of the Fund's total assets" is deleted from the "Income Funds Overview - Principal Strategies" sub-sections for the Limited Term Government Income Fund and the term "substantially" is deleted from the "Investment Strategies" sections for the Limited Term Government Income Fund.

3.  The third bullet point described in the "Permitted Investments" sections for the Income Fund is replaced and the sections are further supplemented with the following:

- up to 50% of total assets in mortgage-backed securities and up to 35% of total assets in other asset-backed securities;

We may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. We also may use options to enhance return.

4.  The "Permitted Investments" section for the Income Plus Fund is supplemented with the following:

We may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. We also may use options to enhance return.

5.  The "Permitted Investments" sections for the Intermediate Government Income Fund and the Limited Term Government Income Fund are replaced with the following:

Under normal circumstances, we invest:

- at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations;

- up to 65% of total assets in mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities;

- up to 20% of the Fund's assets in other asset-backed securities; and

- up to 10% of total assets in stripped treasury securities, including zero coupon securities.

As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO or, if unrated, are determined by us to be of comparable quality.

We may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. We also may use options to enhance return.

6.  The third bullet point described in the "Permitted Investments" sections for the Stable Income Fund is replaced and the sections are further supplemented with the following:

- up to 35% of total assets in asset-backed securities, other than mortgage-backed securities;

- up to 10% of total assets in fixed or variable rate U.S. dollar-denominated debt securities of foreign issuers;

7.  The word "Certain" in the sixth bullet point described in the "Additional Strategies and General Investment Risks" section of the prospectus covering Classes A, B & C is replaced with the word "The."

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 20th day of November, 2002.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi Christopher R. Bellonzi
Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                     Title                                                                                             Date

                         *                                                           Trustee 9;
Robert C. Brown

                         *                                                           Trustee
Thomas S. Goho

                         *                                                           Trustee
Peter G. Gordon

                         *                                                           Trustee 9;
W. Rodney Hughes

                         *                                                           Trustee 9;
Richard M. Leach

                         *                                                           Trustee 9;
J. Tucker Morse

                         *                                                           Trustee 9;
Timothy J. Penny

                         *                                                           Trustee 9;
Donald C. Willeke

                         *                                                           President
Michael J. Hogan (Principal Executive Officer)

                         *                                                           Treasurer
Karla M. Rabusch (Principal Financial and Accounting Officer)

                                                                                                                                                                         11/20/2002

*By:  /s/ Christopher R. Bellonzi
          Christopher R. Bellonzi
          As Attorney-in-Fact
          November 20, 2002